..                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902

13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811

Signature, Place and Date of Signing:

/s/ R. Ted Weschler             Charlottesville, VA             8/16/04
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        11

Form 13F Information Table Value Total:  $604,226
                                          -------
                                        (thousands)

List of Other Included Managers:

    Peninsula Investment Partners, LP

    Peninsula Capital Appreciation, LLC

                 ITEM 1:            ITEM 2:        ITEM 3:         ITEM 4:        ITEM 5:                ITEM 6:     ITEM 8:
                                                                                                                     VOTING
                                                               FAIR MARKET VALUE  SHRS OR       SH/     INVESTMENT  AUTHORITY
             NAME OF ISSUER      TITLE OF CLASS     CUSIP          (X$1000)       PRN AMT       PRN     DISCRETION    SOLE
AMERICA WEST HLDG CORP            CL B COMMON        023657208           924        101,800     SH       SHARED     SHARED
DAVITA INC                           COMMON          23918K108       184,980      6,000,000     SH       SHARED     SHARED
DIRECTV GROUP INC.                   COMMON          25459L106        34,200      2,000,000     SH       SHARED     SHARED
ECHOSTAR COMMUNICATIONS NEW       CL A COMMON        278762109       129,150      4,200,000     SH       SHARED     SHARED
FIRST AVENUE NETWORKS INC.  CMN      COMMON          31865X106        23,240      5,222,361     SH       SHARED
GRACE WR & CO DEL NEW                COMMON          38388F108        66,747     10,765,600     SH       SHARED     SHARED
PEGASUS COMMUNICATIONS CORP       CL A COMMON        705904605        82,124      3,357,500     SH       SHARED     SHARED
USG CORP                             COMMON          903293405         1,758        100,000     SH       SHARED     SHARED
USEC INC                             COMMON          90333E108        35,080      4,000,000     SH       SHARED     SHARED
WILSONS THE LEATHER EXPERTS          COMMON          972463103        10,375      2,667,000     SH       SHARED     SHARED
WSFS FINANCIAL CORP                  COMMON          929328102        35,648        734,100     SH       SHARED     SHARED


03038.0001 #504781